Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Grants	$ 0	$ 136,616	$ 148,054	$ 376,156	$ 1,267,036	$ 304,175
Other					0	10,000
Total revenues	0	136,616	148,054	376,156	1,267,036	314,175
Operating costs and expenses:
Research and development	1,596,002	2,325,637	3,296,514	4,051,530	9,596,768	3,502,730
General and administrative	1,929,166	4,206,512	4,581,005	5,187,101	9,795,163	5,204,341
Total operating costs and expenses	3,525,168	6,532,149	7,877,519	9,238,631	19,391,931	8,707,071
Loss from operations	(3,525,168)	(6,395,533)	(7,729,465)	(8,862,475)	(18,124,895)	(8,392,896)
Interest and other income (expense)	(262,807)	0	(463,280)	(184)	(227)	(379)
Change in fair value of warrant liability	0	0	0	19,807	19,807	475,422
Net loss	(3,787,975)	(6,395,533)	(8,192,745)	(8,842,852)	(18,105,315)	(7,917,853)
Deemed dividend on Series A-1 preferred stock	0	0	0	(9,017,512)	(9,017,512)	(2,214,911)
Deemed dividend on Series A-1 warrant	0	0	0	(179,411)	(179,411)	0
Deemed dividend on Series B preferred stock	0	0	0	(8,655,998)	(8,655,998)	0
Accretion of preferred stock dividends	0	0	0	(93,234)	(93,234)	(444,992)
Net loss allocable to common stockholders	$ (3,787,975)	$ (6,395,533)	$ (8,192,745)	$ (26,789,007)	$ (36,051,470)	$ (10,577,756)
Basic and diluted net loss per share	$ (0.12)	$ (0.29)	$ (0.27)	$ (2.14)	$ (1.82)	$ (9.51)
Shares used to calculate basic and diluted net loss per share	30,551,765	21,695,404	29,879,975	12,529,921	19,844,875	1,112,481